Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 689,355	$ 679,918	$ 598,676
Time charter, voyage and logistics business expenses	(273,312)	(285,742)	(316,473)
Direct vessel expenses	(117,269)	(97,925)	(68,819)
General and administrative expenses	(52,852)	(58,604)	(43,897)
Depreciation and amortization	(107,395)	(101,793)	(73,885)
Provision for losses on accounts receivable	(239)	(4,660)	(2,237)
Interest income from investments in finance leases	0	877	1,330
Interest income	4,120	3,642	1,699
Interest expense and finance cost, net	(107,181)	(106,022)	(63,618)
(Loss)/gain on derivatives	(165)	4,064	375
Gain on sale of assets	38,822	55,432	20,785
(Loss)/gain on change in control	(35,325)	17,742	0
Loss on bond extinguishment	(21,199)	0	0
Other income	1,660	9,472	6,749
Other expense	(12,990)	(11,303)	(20,508)
Income before equity in net earnings of affiliated companies	6,030	105,098	40,177
Equity in net earnings of affiliated companies	35,246	40,585	29,222
Income before taxes	41,276	145,683	69,399
Income tax benefit/(expense)	56	(414)	1,565
Net income	41,332	145,269	70,964
Less: Net (income)/loss attributable to the noncontrolling interest	(506)	488	(3,030)
Preferred stock dividends of subsidiary	(27)	0	0
Preferred stock dividends attributable to the noncontrolling interest	12	0	0
Net income attributable to Navios Holdings common stockholders	40,811	145,757	67,934
Income attributable to Navios Holdings common stockholders, basic	39,115	143,307	67,025
Income attributable to Navios Holdings common stockholders, diluted	40,811	146,878	69,041
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 0.39	$ 1.43	$ 0.67
Weighted average number of shares, basic	100,926,448	100,518,880	99,924,587
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 0.37	$ 1.26	$ 0.66
Weighted average number of shares, diluted	110,323,652	116,182,356	105,194,659
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(26,458)	17,468	23,956
Reclassification to earnings	0	0	13,778
Total other comprehensive (loss)/income	(26,458)	17,468	37,734
Total comprehensive income	14,859	162,737	108,698
Comprehensive (income)/loss attributable to noncontrolling interest	(506)	488	(3,030)
Total comprehensive income attributable to Navios Holdings common stockholders	$ 14,353	$ 163,225	$ 105,668